Inspire Tactical Balanced ESG ETF

RISN

A series of Northern Lights Fund Trust IV (the “Fund”)

Supplement dated May 5, 2022

to the Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”) dated March 30, 2022

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Effective immediately, Isaac Beckel no longer serves as Portfolio Manager of the Fund. Therefore, all references to Isaac Beckel are removed from the Fund’s Prospectus, Summary Prospectus and SAI.

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You should read this Supplement in conjunction with the Fund’s Prospectus, SAI and Summary Prospectus dated March 30, 2022, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, SAI and Summary Prospectus have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.